TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	FIXED INCOME - 99.6%
160,600	iShares Broad USD High Yield Corporate Bond ETF	$ 5,707,724
75,100	iShares iBoxx High Yield Corporate Bond ETF(a)	5,670,050
61,700	SPDR Bloomberg High Yield Bond ETF	5,722,675
229,500	SPDR Bloomberg Short Term High Yield Bond ETF	5,698,485
204,700	VanEck Fallen Angel High Yield Bond ETF	5,709,083
164,000	Xtrackers USD High Yield Corporate Bond ETF	5,689,160
	TOTAL EXCHANGE-TRADED FUNDS (Cost $33,734,377)	34,197,177

	SHORT-TERM INVESTMENTS — 16.8%
	COLLATERAL FOR SECURITIES LOANED - 16.8%
5,775,000	State Street Institutional US Government Money, Institutional Class, 5.32% (Cost $5,775,000)(b),(c)	5,775,000

	TOTAL INVESTMENTS - 116.4% (Cost $39,509,377)	$ 39,972,177
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.4)%	(5,642,539)
	NET ASSETS - 100.0%	$ 34,329,638

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) (b) (c)

All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2023 was $5,662,500.

Security was purchased with cash received as collateral for securities on loan at July 31, 2023. Total collateral had a value of $5,775,000 at July 31, 2023.

Rate disclosed is the seven day effective yield as of July 31, 2023.

TOEWS AGILITY SHARES MANAGED RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares						Fair Value
EXCHANGE-TRADED FUNDS — 85.3%
EQUITY - 85.3%
147,440	Vanguard S&P 500 ETF					$ 62,025,059
TOTAL EXCHANGE-TRADED FUNDS (Cost $58,081,566)

Contracts(a)
	FUTURE OPTIONS PURCHASED - 3.3%	Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 3.3%
359	CME E-Mini Standard & Poor's 500 Index Future	EDF	12/20/2024	$ 4,000	$ 82,830,275	$ 2,337,988
170	CME E-Mini Standard & Poor's 500 Index Future	EDF	09/15/2023	3,900	39,223,250	36,550
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $4,338,175)					2,374,538

	TOTAL INVESTMENTS – 88.6% (Cost $62,419,741)					$ 64,399,597
	PUT OPTIONS WRITTEN - (0.3)% (Proceeds - $410,113)					(189,125)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.7%					8,459,099
	NET ASSETS - 100.0%					$ 72,669,571

Contracts(a)
	WRITTEN FUTURE OPTIONS - (0.3)%	Counterparty	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS WRITTEN - (0.3)%
170	CME E-Mini Standard & Poor's 500 Index Future	EDF	09/15/2023	$ 4,390	$ 39,223,250	$ 189,125
TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $410,113)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
47	CME E-Mini Standard & Poor's 500 Index Future		EDF	09/15/2023	$ 10,844,075	$ 499,959

ETF	- Exchange-Traded Fund
EDF	-ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.